Consolidated statements of financial position - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current
Cash and cash equivalents	R$ 323,928	R$ 169,035
Financial investments	315,901	404,113
Trade receivables	825,196	887,734
Inventories	397,216	438,865
Deposits	264,524	380,267
Advance to suppliers and third parties	431,136	302,658
Recoverable taxes	165,157	195,175
Derivative assets	810	16,250
Other credits and amounts	304,385	199,446
Total current assets	3,028,253	2,993,543
Non-Current
Financial investments	142,636	19,305
Deposits	2,291,413	2,279,503
Advances to suppliers and third parties	101,515	49,698
Recoverable taxes	14,077	53,107
Derivative assets	155	77,251
Deferred taxes		13,006
Other credits and amounts	22,645	33,187
Property, plant & equipment	9,187,700	9,588,696
Intangible assets	1,937,800	1,862,989
Total non-current assets	13,697,941	13,976,742
Total	16,726,194	16,970,285
Current
Loans and financing	1,261,554	1,126,629
Leases	1,739,642	1,948,258
Suppliers	2,000,079	2,274,503
Suppliers - factoring	39,877	29,941
Salaries, wages and benefits	647,729	600,451
Taxes payable	205,261	258,811
Landing fees	1,018,915	1,173,158
Advance ticket sales	3,130,772	3,502,556
Mileage program	1,765,664	1,576,849
Advances from customers	148,712	354,904
Provisions	737,636	634,820
Derivatives liabilities	8,929	519
Other liabilities	296,823	379,848
Total current liabilities	13,001,593	13,861,247
Non-Current
Loans and financing	9,322,035	10,858,262
Leases	7,701,733	9,258,701
Suppliers	93,162	45,451
Salaries, wages and benefits	495,968	285,736
Taxes payable	338,551	265,112
Landing fees	605,527	218,459
Mileage program	239,209	292,455
Provisions	2,680,191	2,894,983
Derivatives liabilities	5,010,509	17
Deferred taxes	198,517	36,354
Other liabilities	206,313	312,323
Total non-current liabilities	26,891,715	24,467,853
Equity (deficit)
Capital stock	4,040,661	4,040,397
Advances for future capital increase	1,470
Treasury shares	(1,709)	(38,910)
Capital reserve	399,838	1,178,568
Equity valuation adjustments	(616,734)	(770,489)
Accumulated losses	(26,990,640)	(25,768,381)
Total deficit	(23,167,114)	(21,358,815)
Total liabilities and deficit	R$ 16,726,194	R$ 16,970,285